Related parties (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of transactions between related parties [abstract]
Summary of Compensation to Key Management Personnel

Key management personnel compensation

	For the three months ended June 30,		For the six months ended June 30,
	2026	2025	2026	2025
	€	€	€	€
Short term employee benefits	985,136	1,208,362	3,807,354	2,617,978
Post employee benefits	67,732	62,837	141,331	133,012
Share-based payments	3,804,580	3,091,132	6,651,041	5,952,342
Total	4,857,448	4,362,331	10,599,726	8,703,332